Allowance for Loan Losses - Summary of Troubled Debt Restructurings on Financing Receivables Subsequent Default (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, Subsequent default
Recorded Investment, Subsequent default
Residential, 1-4 Families [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, Subsequent default
Recorded Investment, Subsequent default
Nonfarm, Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, Subsequent default		1
Recorded Investment, Subsequent default		262,832
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts, Subsequent default
Recorded Investment, Subsequent default